COLLATERALIZED TRANSACTIONS (Details) - HKD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
COLLATERALIZED TRANSACTIONS
Collateral received from clients	$ 127,758,188	$ 109,296,132
Collateral received from brokers	203,500	48,349
Collateral repledged to commercial banks and other financial institutions	13,326,597	12,326,953
Securities borrowed and loaned	16,106,157	12,786,899
Cash collateral received from borrowers	18,707,651	14,874,210
Cash collateral deposited with lenders	$ 2,663,837	$ 1,889,795